Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (parenthetical) (Detail) - JPY (¥)
¥ in Millions
6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-Offs	[1]	¥ 163,612	¥ 40,896
Debt Waiver To A Domestic Corporate Borrower [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-Offs		¥ 163,612	¥ 122,716

[1]	Charge-offs increased by ¥122,716 million from the six months ended September 30, 2021 to ¥163,612 million for the six months ended September 30, 2022 due mainly to a debt waiver to a domestic corporate borrower.